Annual Fund Operating Expenses	Jul. 18, 2025
Pacer BlueStar Digital Entertainment ETF | Pacer BlueStar Digital Entertainment ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	0.51%
Pacer BlueStar Engineering the Future ETF | Pacer BlueStar Engineering the Future ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Solactive Whitney Future of Warfare ETF | Pacer Solactive Whitney Future of Warfare ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%

[1]	Restated to reflect current fees and expenses.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.